Commitments and Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Apr. 22, 2021	Dec. 31, 2020
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	8 months 4 days		5 years 7 months 6 days
Office Space [Member]
Schedule Of Commitments And Contingencies [Line Items]
Weighted Average Remaining Lease Tenure	8 months 4 days
POLAND [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	5 years
Operating lease future minimum payment per year	$ 60,000
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	10 years	10 years
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 400,000
Lease expiration date	May 31, 2022